FORUM FUNDS
LOU HOLLAND GROWTH FUND (THE "FUND")

Supplement dated March 3, 2010 to the prospectus dated December 23, 2009, and as Supplemented February 2, 2010 (the “Prospectus”)

The section of the Prospectus entitled “Other Information” is hereby amended as follows:

The first sentence under the sub-section “Distributions” (page 20) is hereby replaced with the following:

The Fund declares dividends from net investment income and pays those dividends at least annually.

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PLEASE RETAIN FOR FUTURE REFERENCE.